Inventory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Inventory
Raw materials	¥ 3,487,344		¥ 2,273,991
Work in process	241,910		141,195
Finished Goods	4,554,713		4,291,167
Merchandise	910,903		626,772
Less: inventory provision	(664,016)		(245,902)
Total	8,530,854		7,087,223		$ 1,219,896
Write-downs of inventory	¥ 509,322	$ 72,832	¥ 123,345	¥ 65,362